Document and Entity Information	Jan. 16, 2026
Cover [Abstract]
Entity Registrant Name	DENNY'S Corp
Entity Address, State or Province	SC
Amendment Flag	false
Entity Central Index Key	0000852772
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 16, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-18051
Entity Tax Identification Number	13-3487402
Entity Address, Address Line One	203 East Main Street
Entity Address, City or Town	Spartanburg
Entity Address, Postal Zip Code	29319-0001
City Area Code	(864)
Local Phone Number	597-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	$.01 Par Value, Common Stock
Trading Symbol	DENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false